UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ];  Amendment Number:___
         This Amendment:         [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    469 El Camino Real, Suite 227
            Santa Clara, CA  95050

Form 13F File Number:  not assigned - this is the first filing of the Form 13F

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis                San Jose, California     11/10/09
            ---------------------------     --------------------     ---------


Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                          -----------------

Form 13F Information Table Entry Total:         68
                                          -----------------

Form 13F Information Table Value Total:      $  185,379
                                          -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc.        Common Stock  92342Y109   13,093      824,000    SH        SOLE               824,000
Intevac, Inc.                  Common Stock  461148108   10,571      786,500    SH        SOLE               786,500
Netflix, Inc.                  Common Stock  64110L106   10,481      227,000    SH        SOLE               227,000
Broadcom Corp. - A             Common Stock  111320107    9,745      317,525    SH        SOLE               317,525
Corning, Inc.                  Common Stock  219350105    9,348      610,587    SH        SOLE               610,587
Intel Corp.                    Common Stock  458140100    8,883      453,900    SH        SOLE               453,900
Microsoft Corp.                Common Stock  594918104    8,332      323,950    SH        SOLE               323,950
Seagate Technology, Inc.       Common Stock  G7945J104    7,974      524,257    SH        SOLE               524,257
Activision Blizzard, Inc.      Common Stock  00507V109    6,591      532,000    SH        SOLE               532,000
Echelon Corp.                  Common Stock  27874N105    6,359      494,100    SH        SOLE               494,100
QUALCOMM, Inc.                 Common Stock  747525103    5,002      111,200    SH        SOLE               111,200
Techwell, Inc.                 Common Stock  87874D101    4,993      454,700    SH        SOLE               454,700
Shanda Interactive
   Entertainment, Ltd.         Common Stock  81941Q203    4,849       94,700    SH        SOLE                94,700
Akamai Technologies, Inc.      Common Stock  00971T101    4,658      236,700    SH        SOLE               236,700
Omniture, Inc.                 Common Stock  68212S109    4,621      215,546    SH        SOLE               215,546
NICE-Systems, Ltd.             Common Stock  653656108    4,453      146,300    SH        SOLE               146,300
Google, Inc.                   Common Stock  38259P508    4,341        8,755    SH        SOLE                 8,755
Accenture Ltd. - A             Common Stock  G1151C101    4,286      115,000    SH        SOLE               115,000
Equinix, Inc.                  Common Stock  29444U502    4,140       45,000    SH        SOLE                45,000
Marvell Technology Group Ltd.  Common Stock  G5876H105    3,981      245,900    SH        SOLE               245,900
FLIR Systems, Inc.             Common Stock  302445101    3,832      137,000    SH        SOLE               137,000
Research In Motion, Ltd.       Common Stock  760975102    3,064       45,300    SH        SOLE                45,300
Newport Corp.                  Common Stock  651824104    2,514      287,000    SH        SOLE               287,000
Cisco Systems, Inc.            Common Stock  17275R102    2,457      104,370    SH        SOLE               104,370
Clearwire Corp.                Common Stock  18538Q105    2,428      298,600    SH        SOLE               298,600
Baidu.com, Inc.                Common Stock  056752108    2,229        5,700    SH        SOLE                 5,700
Synaptics, Inc.                Common Stock  87157D109    1,940       77,000    SH        SOLE                77,000
China Mobile Hong Kong Ltd.    Common Stock  16941M109    1,871       38,100    SH        SOLE                38,100
Adobe Systems, Inc.            Common Stock  00724F101    1,791       54,200    SH        SOLE                54,200
L-1 Identity Solutions, Inc.   Common Stock  50212A106    1,676      239,700    SH        SOLE               239,700
Suntech Power Holdings
   Co., Ltd - ADR              ADR           86800C104    1,545      101,620    SH        SOLE               101,620
Nokia Corp. - ADR              ADR           654902204    1,522      104,100    SH        SOLE               104,100
Semiconductor Manufacturing
   International Corp.         Common Stock  81663N206    1,452      600,000    SH        SOLE               600,000
EMC Corp.                      Common Stock  268648102    1,350       79,200    SH        SOLE                79,200
VeriSign, Inc.                 Common Stock  92343E102    1,334       56,300    SH        SOLE                56,300
Apple, Inc.                    Common Stock  037833100    1,242        6,700    SH        SOLE                 6,700
VMware, Inc.                   Common Stock  928563402    1,229       30,600    SH        SOLE                30,600
First Solar, Inc.              Common Stock  336433107    1,192        7,800    SH        SOLE                 7,800
International Business
   Machines Corp.              Common Stock  459200101    1,100        9,200    SH        SOLE                 9,200
Koninklijke (Royal)
   Philips Electronics N.V.    Common Stock  500472303    1,066       43,770    SH        SOLE                43,770
News Corp.                     Common Stock  65248E203    1,011       72,260    SH        SOLE                72,260
NeuStar, Inc.                  Common Stock  64126X201      981       43,400    SH        SOLE                43,400
VistaPrint Ltd.                Common Stock  G93762204      837       16,500    SH        SOLE                16,500
Shutterfly, Inc.               Common Stock  82568P304      803       48,300    SH        SOLE                48,300
51job, Inc.                    Common Stock  316827104      797       57,000    SH        SOLE                57,000
Monster Worldwide, Inc.        Common Stock  611742107      788       45,100    SH        SOLE                45,100
ValueClick, Inc.               Common Stock  92046N102      743       56,300    SH        SOLE                56,300
LivePerson, Inc.               Common Stock  538146101      706      140,000    SH        SOLE               140,000
CyberSource Corp.              Common Stock  23251J106      697       41,814    SH        SOLE                41,814
Microvision, Inc.              Common Stock  594960106      688      125,100    SH        SOLE               125,100
Ericsson                       Common Stock  294821608      599       59,800    SH        SOLE                59,800
Suzlon Energy Ltd. -
   Merrill Warrant             Common Stock  B0DX8R8        488      257,000    SH        SOLE               257,000
AuthenTec, Inc.                Common Stock  052660107      470      167,829    SH        SOLE               167,829
Aixtron AG - ADR               Common Stock  009606104      270        9,900    SH        SOLE                 9,900
Power Integrations, Inc.       Common Stock  739276103      260        7,800    SH        SOLE                 7,800
Johnson Controls, Inc.         Common Stock  478366107      235        9,200    SH        SOLE                 9,200
Itron, Inc.                    Common Stock  465741106      229        3,565    SH        SOLE                 3,565
3M                             Common Stock  88579Y101      207        2,800    SH        SOLE                 2,800
Canadian Solar, Inc.           Common Stock  136635109      196       11,400    SH        SOLE                11,400
Ascent Solar
   Technologies, Inc.          Common Stock  043635101      160       21,200    SH        SOLE                21,200
EMCORE Corp.                   Common Stock  290846104      130      100,000    SH        SOLE               100,000
GT Solar International, Inc.   Common Stock  3623E0209      127       21,900    SH        SOLE                21,900
Yingli Green Energy
   Holding Company - ADR       Common Stock  98584B103      125       10,000    SH        SOLE                10,000
ReneSola Ltd                   Common Stock  75971T103      107       22,200    SH        SOLE                22,200
Solarfun Power Holdings
   Co., Ltd.                   Common Stock  83415U108       83       14,400    SH        SOLE                14,400
Metalico, Inc.                 Common Stock  591176102       48       11,500    SH        SOLE                11,500
Orion Energy Systems, Inc.     Common Stock  686275108       44       14,000    SH        SOLE                14,000
U.S. Geothermal, Inc.          Common Stock  90338S102       16       10,500    SH        SOLE                10,500
                                                    68  185,379